Revenues from Contracts with Customers - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue From Contract With Customers [Line Items]
Revenues included in contract liabilities	¥ 3,627	¥ 6,468	¥ 21,319	¥ 25,631
Revenue remaining performance obligation	¥ 213,789		¥ 213,789
Automobile Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	10 years		10 years
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period			Remaining term for the obligations ranges up to 12 years